Equity - Equity-Based Incentive Compensation - Award Activity (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Equity-Based Incentive Compensation
Units granted (in units)	59,393	964,702	1,008,091
Cumulative effect adjustment	$ 0
Award activity
Common units canceled during period (in units)	57,498
Value of common units canceled during period	$ 800,000
Restricted units
Equity-Based Incentive Compensation
Distributions on restricted units during the vesting period	0
Service awards
Equity-Based Incentive Compensation
Deferred compensation arrangement with individual, fair value of units issued	$ 12,400,000	$ 19,000,000
Award activity
Unvested restricted units at the beginning of the period (in units)	2,708,500	2,297,132	2,260,400
Units granted (in units)	1,964,911	3,124,600	1,484,412
Units vested and issued (in units)	(2,260,011)	(2,350,082)	(844,626)
Units withheld for employee taxes (in units)			(464,054)
Units forfeited (in units)	(134,525)	(363,150)	(139,000)
Unvested restricted units at the end of the period (in units)	2,278,875	2,708,500	2,297,132
Performance awards
Award activity
Unvested restricted units at the beginning of the period (in units)	1,189,000	637,382	0
Units granted (in units)	224,000	932,309	1,041,073
Units vested and issued (in units)			(349,691)
Units forfeited (in units)	(496,000)	(380,691)	(54,000)
Unvested restricted units at the end of the period (in units)	917,000	1,189,000	637,382